Capital Stock (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	24 Months Ended	0 Months Ended	20 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 01, 2008 Two - Year Share Repurchase Program [Member] years	Apr. 30, 2010 Two - Year Share Repurchase Program [Member]	May 01, 2010 Three - Year Share Repurchase Program [Member] years	Dec. 31, 2011 Three - Year Share Repurchase Program [Member]	Dec. 31, 2011 Cost Of Repurchased Stock [Member]	Dec. 31, 2010 Cost Of Repurchased Stock [Member]	Dec. 31, 2009 Cost Of Repurchased Stock [Member]
Capital Stock [Line Items]
Common stock repurchase, amount authorized				$ 13,000,000,000		$ 12,000,000,000
Stock repurchase program, period in force (years)				2		3
Common Stock, shares authorized	6,000,000,000
Acquired cost method	$ 5,400,000,000	$ 5,027,000,000	$ 5,527,000,000		$ 13,000,000,000		$ 8,400,000,000	$ 5,400,000,000	$ 5,027,000,000	$ 5,527,000,000
Acquired average price per share					$ 46.83		$ 61.22
Number of shares repurchased					277,600,000		136,400,000
Shares of common stock reserved	38,667,433
Preferred stock shares authorized	250,000,000